SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

22.SUPPLEMENTAL CASH FLOW INFORMATION

(a)	Cash and cash equivalents

Cash and cash equivalents consists of bank current accounts and cash on hand.

(b)	Changes in non-cash working capital

	Year ended December 31
	2024	2023
Accounts receivable and prepaid expenses	$(504)	$(294)
Inventory	(1,395)	(5,635)
Valued added taxes recoverable	2,105	(574)
Trade payables and accrued liabilities	1,594	2,904
Changes in non-cash working capital	$1,800	$(3,599)

(c)Changes in Credit Facility and Revolving Facility

	Year ended December 31
	2024	2023
Principal repayments of Credit Facility (note 15)	$—	$(11,100)
Extinguishment of the Credit Facility (note 15)	—	(113,350)
Proceeds from the Revolving Facility, net of transaction costs (note 15)	—	113,350
Principal repayments of the Revolving Facility (note 15)	(88,350)	(25,000)
Revolving facility cash transaction costs (note 15)	—	(459)
Cash flow effect of changes in Credit Facility and Revolving Facility	$(88,350)	$(36,559)

(d)Non-cash investing and financing activities

	Year ended December 31
	2024	2023
Financing activities
Stock options exercised, credited to share capital with an offset to reserves	$1,158	$2,036
Warrants exercised, credited to share capital with an offset to reserves	716	345
Common shares issued on maturity of RSUs, credited to share capital with an offset to reserves	707	228

Investing activities
Initial recognition of right of use assets, with an offset to lease obligation	1,590	484